Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss) for the year	$ 3,380	$ (1,515)
Adjustments for:
Depreciation of property and equipment	863	1,127
Amortization of intangible assets	3,125	3,402
Unrealized foreign exchange loss (gain)	1,334	(1,088)
Equity-settled share-based payment transactions	4,455	2,317
Impairment of long-term investment	0	5,000
Deferred income tax expense (recovery)	(1,223)	(345)
Net (gain) loss on derivative contracts designated as cash flow hedges	681	670
Changes in non-cash balances related to operations	4,150	286
Net cash provided by operating activities	16,765	9,854
Cash flows from investing activities
Acquisition of property and equipment	(1,241)	(1,411)
Additions to intangible assets	(1,494)	(1,682)
Changes in short-term investments	10,033	(10,033)
Changes in restricted cash	0	500
Net cash used in investing activities	7,298	(12,626)
Cash flows from financing activities
Proceeds from exercise of share options	60	5
Shares repurchased	(3,406)	(3,181)
Purchases of share capital held in trust	(2,361)	0
Net cash used in financing activities	(5,707)	(3,176)
Effect of exchange rate changes on cash and cash equivalents	(1,334)	1,076
Net increase (decrease) in cash and cash equivalents	17,022	(4,872)
Cash and cash equivalents at beginning of period	46,492	51,364
Cash and cash equivalents at end of period	63,514	46,492
Interest Received	265	153
Taxes Received	116	0
Taxes Paid	$ (3,967)	$ (542)